KEY MANAGEMENT PERSONNEL COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
KEY MANAGEMENT PERSONNEL COMPENSATION.
Summary of total remuneration paid to Directors and Key Management Personnel

	2017	2016	2015
Year ended 31 December	US$’000	US$’000	US$’000
Short term wages and benefits	1,444	1,298	1,467
Share-based payments (equity or cash settled) (1)	1,429	2,025	2,271
Post-employment benefit	53	49	52
	2,926	3,372	3,790
(1)

The 2014 short-term incentive bonus (“STI”) granted to KMP, excluding the Managing Director, was granted by the Board of Directors in 2015 and paid out in the form of RSUs, which vested immediately.  The associated expense is included in 2015 share-based payments in the table above. The 2014 STI to the Managing Director was approved by shareholders in 2016 and paid out in the form of RSUs with immediate vesting. The associated expense is included in 2016 share based payments in the table above.